Other financial investments measured at fair value through other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Nov. 13, 2023	Aug. 27, 2023
Instruments by category
Financial assets	¥ 5,589,169	¥ 5,624,762	¥ 9,624,566
Xiaoju Smart Auto Co. Limited
Instruments by category
Initial consideration (in shares)						58,164,217
Start of production consideration (in shares)						4,636,447
Investments in ordinary shares
Instruments by category
Financial assets	5,589,169	5,624,762	8,608,691
Investee A
Instruments by category
Financial assets	526,106	2,035,755	4,709,290
XPeng
Instruments by category
Financial assets	4,144,450	2,667,988	3,005,246
Others
Instruments by category
Financial assets	918,613	921,019	894,155
Debt securities
Instruments by category
Financial assets			1,015,875
Investments in equity instruments designated at fair value through other comprehensive income | Investee A
Instruments by category
Fair value	526,106	2,035,755	4,709,290
Realized gain on disposal of certain number of ordinary shares	748,897	1,800,823	799,978
Unrealized gain (loss)	(48,953)	576,205	337,052
Investments in equity instruments designated at fair value through other comprehensive income | XPeng | Xiaoju Smart Auto Co. Limited
Instruments by category
Unrealized gain (loss)	¥ (1,898,625)	¥ 494,270	¥ 219,663
Initial consideration (in shares)					58,164,217
Start of production consideration (in shares)				4,636,447